Schedule of Investments
September 30, 2020 (unaudited)
Tactical Growth Allocation Fund

			Shares or Principal
Security Description			Amount ($)	Fair Value ($)(1)

Common Stocks - 14.38%

Electronic Computers - 0.92%
Apple, Inc.			3,649	422,591

Oil, Gas Field Services, Nbc - 0.47%
Schlumberger Ltd.			13,932	216,782

Pharmaceutical Preparations - 1.06%
Merck & Co., Inc.			5,848	485,092

Retail-Catalog & Mail-Order Houses - 1.79%
Amazon.com, Inc. (2)			261	821,818

Retail-Variety Stores - 1.07%
Walmart, Inc. (2)			3,520	492,483

Semiconductors & Related Devices - 0.94%
Nvidia Corp.			795	430,270

Services-Business Services, Nec - 1.55%
Lyft, Inc. (2)			8,605	237,068
Visa, Inc. Class A			2,377	475,328

				712,396

Services-Computer Programming, Data Processing, Etc. - 2.10%
Alphabet, Inc. Class A (2)			223	326,829
Facebook, Inc. Class A (2)			960	251,424
The Trade Desk, Inc. Class A (2)			744	385,972

				964,225

Services-Educational Services - 0.92%
Chegg, Inc. (2)			5,915	422,567

Services-Prepackaged Software - 1.96%
Microsoft Corp.			3,133	658,964
Salesforce.com, Inc. (2)			965	242,524

				901,488

Services-Telephone Interconnect System - 0.90%
Slack Technologies, Inc. (2)			15,444	414,826

Telephone Communciations ( No Radio Telephone) - 0.69%
AT&T, Inc.			11,176	318,628

Total Common Stocks			(Cost $ 6,232,111)	6,603,166

Corporate Bonds - 9.96% (2)

Electric Services - 0.22%
Southern California Edison Co., 2.900%, 03/01/2021			100,000	101,061

Electric, Gas & Sanitary Services - 0.66%
Berkshire Hathaway Energy Co., 2.375%, 01/15/2021			300,000	301,778

Finance Services - 0.45%
American Express Co., 3.700%, 11/05/2021			200,000	206,654

Fire, Marine & Casualty Insurance - 0.44%
American International Group, Inc., 6.400%, 12/15/2020			200,000	202,424

Healthcare Facilities & Services - 1.09%
Express Script Holdings Co., 2.600%, 11/30/2020			500,000	501,755

Hospital & Medical Service Plans - 0.22%
Anthem, Inc., 2.500%, 11/21/2020			100,000	100,298

Hotels & Motels - 0.27%
Marriott International, Inc., 2.875%, 03/01/2021			125,000	125,777

Insurance Agents Brokers & Services - 0.44%
Marsh & McLennan Cos., Inc., 3.500%, 12/29/2020			200,000	201,527

Miscellaneous Business Credit Institution - 1.15%
IBM Credit, LLC., 1.800%, 01/20/2021			325,000	326,483
Ford Motor Credit Co., LLC., 3.336%, 03/18/2021			200,000	200,050

				526,533

Motor Vechicles & Passenger Car Bodies - 0.55%
Daimler Finance North America, LLC. REGS, 3.000%, 02/22/2021			100,000	100,961
Daimler Finance North America, LLC. REGS, 3.350%, 05/04/2021			150,000	152,393

				253,354

National Commercial Banks - 1.94%
Bank of America Corp., 5.875%, 01/05/2021			200,000	202,919
Capital One Financial Co., 2.400%, 10/30/2020			325,000	325,000
Societe Generale REGS, 2.500%, 04/08/2021			200,000	202,155
Wells Fargo & Co., 2.550%, 12/07/2020			160,000	160,646

				890,720

Plastics, Materials, Synth Resins & Nonvulcan Elastomers - 0.33%
DuPont de Nemours, Inc., 3.766%, 11/15/2020			150,000	150,616

Savings Institutions, Federally Chartered - 0.67%
HSBC Holdings Plc., 2.650%, 01/05/2022			300,000	307,580

Security Brokers, Dealers & Flotation Companies - 0.55%
Goldman Sachs Group, Inc., 2.350%, 11/15/2021			250,000	250,573

Semiconductors & Related Devices - 0.44%
Xilinx, Inc., 3.000%, 03/15/2021			200,000	202,379

Short-Term Business Credit Institutions, Except Agricultural - 0.55%
John Deere Capital Corp., 2.550%, 01/08/2021			250,000	251,524

Total Corporate Bonds			(Cost $ 4,545,826)	4,574,553

Registered Investment Companies - 69.37% (4)

Aberdeen Standard Physical Palladium Shares ETF (2)			525	113,668
American Century Focused Dynamic Growth ETF (2)			1,673	108,410
Ark Innovation ETF (2)			1,188	109,296
Cambria Tail Risk ETF			91,837	1,983,679
First Trust Enhanced Short Maturity ETF			9,094	545,822
First Trust Mid Cap Growth AlphaDEX ETF (2)			2,059	110,156
First Trust NASDAQ Clean Edge Green Energy Index Fund ETF			2,567	113,846
First Trust Senior Loan ETF (2)			10,992	505,742
First Trust SSI Strategic Convertible Securities ETF			12,634	509,316
Invesco QQQ Trust Series 1 ETF			6,840	1,900,426
iShares 1-5 Year Investment Grade Corporate Bond ETF			37,000	2,031,670
iShares 1-3 Year Treasury Bond ETF (2)			15,451	1,336,666
iShares 3-7 Year Treasury Bond ETF			11,997	1,602,679
iShares Edge MSCI Min Vol USA ETF			19,111	1,217,944
iShares Edge MSCI USA Value Factor ETF			1,846	136,198
iShares International Aggregate Bond ETF (2)			9,104	506,729
iShares MSCI EAFI Min Vol Factor ETF (2)			6,727	458,311
iShares MSCI International Momentum Factor ETF (2)			2,369	80,499
iShares TIPS Bond ETF (2)			1,585	200,503
John Hancock Multifactor Emerging Markets ETF (2)			89,326	2,193,864
JPMorgan Ultra-Short Income ETF			29,500	1,498,452
PGIM Ultra Short Bond ETF			47,000	2,346,240
ProShares Short VIX Short-Term Futures ETF (2)			7,999	283,965
Quadratic Interest Rate Volatility & Inflation Hedge ETF (2)			7,330	200,989
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF (2)			30,874	2,825,588
SPDR Dow Jones Industrial Average ETF Trust (2)			14,757	4,095,067
SPDR S&P 500 ETF Trust			7,406	2,480,195
Vanguard Intermediate-Term Treasury ETF (2)			7,195	507,104
Vanguard Short-Term Corporate Bond Index Fund ETF			22,400	1,855,840

Total Registered Investment Companies			(Cost $ 31,161,307)	31,858,864

Money Market Registered Investment Companies - 4.63%

First American Treasury Obligation Fund Class-X, 0.056% (3)			2,125,413	2,125,413

Total Money Market Registered Investment Companies			(Cost $ 2,125,413)	2,125,413

Total Investments - 102.35%			(Cost $ 45,475,520)	47,000,000

Liabilities in Excess of Other Assets - (2.35%)				(1,077,286)

Total Net Assets - 100.00%				45,922,714

Options

	Long (Short)		Notional Value of	Fair
	Contracts	Expiration Date	Contracts ($)	Value ($)

Call Options
SPDR S&P 500 ETF Trust, Strike $337.00	40	12/18/2020	1,348,000	59,920
SPDR S&P 500 ETF Trust, Strike $349.00	15	12/18/2020	523,500	13,050
SPDR S&P 500 ETF Trust, Strike $296.00	25	1/15/2021	740,000	120,575
SPDR S&P 500 ETF Trust, Strike $312.00	30	1/15/2021	936,000	105,480
SPDR S&P 500 ETF Trust, Strike $291.00	14	3/19/2021	407,400	74,235
SPDR S&P 500 ETF Trust, Strike $293.00	30	3/19/2021	879,000	154,380
SPDR S&P 500 ETF Trust, Strike $301.00	16	3/19/2021	481,600	72,440
SPDR S&P 500 ETF Trust, Strike $305.00	36	3/19/2021	1,098,000	152,226
SPDR S&P 500 ETF Trust, Strike $310.00	15	3/19/2021	465,000	61,395
SPDR S&P 500 ETF Trust, Strike $349.00	30	3/19/2021	1,047,000	46,350
SPDR S&P 500 ETF Trust, Strike $305.00	10	3/19/2021	305,000	48,650
SPDR S&P 500 ETF Trust, Strike $320.00	35	6/18/2021	1,120,000	130,025
SPDR S&P 500 ETF Trust, Strike $325.00	25	6/18/2021	812,500	83,750
SPDR S&P 500 ETF Trust, Strike $334.00	20	6/18/2021	668,000	55,280
SPDR S&P 500 ETF Trust, Strike $335.00	30	9/17/2021	1,005,000	86,760
SPDR S&P 500 ETF Trust, Strike $330.00	45	9/17/2021	1,485,000	154,125

	416		13,321,000	1,418,641

Put Options
SPDR S&P 500 ETF Trust, Strike $317.00	20	12/18/2020	634,000	23,340
SPDR S&P 500 ETF Trust, Strike $320.00	15	12/18/2020	480,000	18,870
SPDR S&P 500 ETF Trust, Strike $313.00	81	3/19/2021	2,535,300	138,308
SPDR S&P 500 ETF Trust, Strike $302.00	30	6/18/2021	906,000	55,305
SPDR S&P 500 ETF Trust, Strike $310.00	60	6/18/2021	1,860,000	124,560
SPDR S&P 500 ETF Trust, Strike $295.00	30	9/17/2021	885,000	58,980

	236		7,300,300	419,363

Call Options Written
SPDR S&P 500 ETF Trust, Strike $347.00	(20)	12/18/2020	(694,000)	(19,220)
SPDR S&P 500 ETF Trust, Strike $368.00	(40)	12/18/2020	(1,472,000)	(14,320)
SPDR S&P 500 ETF Trust, Strike $369.00	(15)	12/18/2020	(553,500)	(4,425)
SPDR S&P 500 ETF Trust, Strike $323.00	(10)	1/15/2021	(323,000)	(27,040)
SPDR S&P 500 ETF Trust, Strike $340.00	(15)	1/15/2021	(510,000)	(23,355)
SPDR S&P 500 ETF Trust, Strike $349.00	(30)	1/15/2021	(1,047,000)	(34,470)
SPDR S&P 500 ETF Trust, Strike $292.00	(30)	3/19/2021	(876,000)	(156,720)
SPDR S&P 500 ETF Trust, Strike $345.00	(14)	3/19/2021	(483,000)	(23,100)
SPDR S&P 500 ETF Trust, Strike $350.00	(30)	3/19/2021	(1,050,000)	(41,850)
SPDR S&P 500 ETF Trust, Strike $360.00	(16)	3/19/2021	(576,000)	(16,032)
SPDR S&P 500 ETF Trust, Strike $375.00	(81)	3/19/2021	(3,037,500)	(46,170)
SPDR S&P 500 ETF Trust, Strike $365.00	(10)	6/18/2021	(365,000)	(11,750)
SPDR S&P 500 ETF Trust, Strike $380.00	(80)	6/18/2021	(3,040,000)	(61,200)
SPDR S&P 500 ETF Trust, Strike $365.00	(30)	9/17/2021	(1,095,000)	(43,950)
SPDR S&P 500 ETF Trust, Strike $380.00	(45)	9/17/2021	(1,710,000)	(46,350)

	(466)		(16,832,000)	(569,952)

Put Options Written
SPDR S&P 500 ETF Trust, Strike $267.00	(20)	12/18/2020	(534,000)	(5,420)
SPDR S&P 500 ETF Trust, Strike $304.00	(40)	12/18/2020	(1,216,000)	(31,760)
SPDR S&P 500 ETF Trust, Strike $349.00	(15)	12/18/2020	(523,500)	(37,268)
SPDR S&P 500 ETF Trust, Strike $255.00	(20)	1/15/2021	(510,000)	(5,820)
SPDR S&P 500 ETF Trust, Strike $281.00	(30)	1/15/2021	(843,000)	(16,740)
SPDR S&P 500 ETF Trust, Strike $260.00	(44)	3/19/2021	(1,144,000)	(26,444)
SPDR S&P 500 ETF Trust, Strike $270.00	(16)	3/19/2021	(432,000)	(12,320)
SPDR S&P 500 ETF Trust, Strike $305.00	(36)	3/19/2021	(1,098,000)	(49,968)
SPDR S&P 500 ETF Trust, Strike $310.00	(15)	3/19/2021	(465,000)	(23,220)
SPDR S&P 500 ETF Trust, Strike $349.00	(30)	3/19/2021	(1,047,000)	(93,570)
SPDR S&P 500 ETF Trust, Strike $305.00	(10)	6/18/2021	(305,000)	(18,430)
SPDR S&P 500 ETF Trust, Strike $320.00	(35)	6/18/2021	(1,120,000)	(80,150)
SPDR S&P 500 ETF Trust, Strike $325.00	(25)	6/18/2021	(812,500)	(64,275)
SPDR S&P 500 ETF Trust, Strike $334.00	(20)	12/18/2020	(668,000)	(58,310)
SPDR S&P 500 ETF Trust, Strike $285.00	(45)	1/15/2021	(1,282,500)	(73,665)
SPDR S&P 500 ETF Trust, Strike $335.00	(30)	1/15/2021	(1,005,000)	(95,910)

	(431)		(13,005,500)	(693,270)

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2020 in valuing the Fund's assets carried at fair value:

			Investments in	Other Financial
Valuation Inputs			Securities	Instruments (9)
Level 1 - Quoted Prices			$47,000,000	$(1,263,222)
Level 2 - Other Significant Observable Inputs			-	-
Level 3 - Significant Unobservable Inputs			-	-
Total			$47,000,000	$(1,263,222)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active  market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Investment in affiliate. The yield shown represents the 7-day yield in effect at September 30, 2020.
(4) Exchange-traded fund.
(5) Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.